Vanguard Global Minimum Volatility Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global All Cap Index Hedged (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.32%	12.83%	12.67%
FTSE Global All Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.41%	11.10%	11.82%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.72%	8.06%	7.92%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.07%	6.74%	6.70%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.05%	6.12%	6.10%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	8.14%	7.99%